Offerings	May 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	2.117% Senior Notes due 2029
Amount Registered | shares	19,534,942.34
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 19,534,942.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,697.78
Offering Note	(a) This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table in the registrant's Registration Statement on Form S-3 (File No. 333-281977), filed with the U.S. Securities and Exchange Commission on September 6, 2024, in accordance with Rule 457(o) under the Securities Act of 1933. (b) JPY3,100,000,000 aggregate principal amount of 2.117% Senior Notes due 2029 will be issued. The $19,534,942.34 Amount to be Registered is based on the May 15, 2026 Yen/U.S.$ rate of exchange of JPY158.69/U.S.$1.00.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	2.802% Senior Notes due 2031
Amount Registered | shares	263,406,641.88
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 263,406,641.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 36,376.46
Offering Note	(a) See note 1 (a) (b) JPY41,800,000,000 aggregate principal amount of 2.802% Senior Notes due 2031 will be issued. The $263,406,641.88 Amount to be Registered is based on the May 15, 2026 Yen/U.S.$ rate of exchange of JPY158.69/U.S.$1.00.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.123% Senior Notes due 2033
Amount Registered | shares	82,550,885.37
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 82,550,885.37
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,400.28
Offering Note	(a) See note 1 (a) (b) JPY13,100,000,000 aggregate principal amount of 3.123% Senior Notes due 2033 will be issued. The $82,550,885.37 Amount to be Registered is based on the May 15, 2026 Yen/U.S.$ rate of exchange of JPY158.69/U.S.$1.00.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.482% Senior Notes due 2036
Amount Registered | shares	49,782,595
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 49,782,595.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,874.98
Offering Note	(a) See note 1 (a) (b) JPY7,900,000,000 aggregate principal amount of 3.482% Senior Notes due 2036 will be issued. The $49,782,595.00 Amount to be Registered is based on the May 15, 2026 Yen/U.S.$ rate of exchange of JPY158.69/U.S.$1.00.